Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2017	Mar. 31, 2017
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 11,367,062	¥ 8,328,919
Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	[1]	304,865	238,388
Foreign agency mortgage-backed securities | Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		160,546	134,118
Japanese agency mortgage-backed securities | Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 144,319	¥ 104,270

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥104,270 million and ¥134,118 million, respectively, at March 31, 2017, and ¥144,319 million and ¥160,546 million, respectively, at September 30, 2017. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government.